Aleph Midstream S.A.	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Aleph Midstream S.A.
Note 32. Aleph Midstream S.A.
As of December 31, 2018, the Company owned all Aleph shares. On June 27, 2019, VISTA signed an investment agreement with an affiliate of Riverstone (related party) and an affiliate of Southern Cross Group (jointly, the “partners”), to invest in Aleph, a midstream company operating in Argentina.
Under this agreement, it was agreed that a group of assets be spun off and transferred to Aleph in exchange for equity through a spin-off merger agreement as defined below:
On July 17, and 18, 2019, the Board of Vista Argentina and Aleph, respectively, decided to begin formalities to carry out the spin-off merger as follows: (i) the spin off by Vista Argentina of a portion of equity (“spin-off equity”) so that Aleph may implement an infrastructure project for processing and transporting hydrocarbons, such as crude oil and gas in the Neuquén Basin, Argentina, including, among other assets and liabilities: (1) the crude oil treatment plant located in Entre Lomas, the gas treatment plant located in Entre Lomas, the crude oil treatment plant located in 25 de Mayo-Medanito SE, the production water treatment facilities related to the crude oil treatment plants in Entre Lomas and 25 de Mayo-Medanito SE; (2) the pipelines that connect these plants with the trunk crude oil transportation system operated by Oldelval S.A. and trunk gas transportation system operated by Transportadora del Gas del Sur S.A., and (ii) the absorption by Aleph of the spun-off equity; and (iii) the assumption and continuation by Aleph of the Company’s activities and obligations related the spun-off equity.
As from the spin-off date, Aleph can assume the exploitation of the assets spun off by Vista Argentina.
On February 26, 2020, the Company’s Board approved certain changes in the Company’s interests in Aleph’s capital structure. The Company entered into an agreement with the partners to repurchase their interests in Aleph’s subscribed and outstanding capital for 37,500 (an amount equal to the capital amount actually contributed by Aleph to the partners). It made such payment on March 31, 2020, and Aleph became a wholly owned subsidiary of the Company as from that date.
On May 28, 2021, VISTA’s Board finally decided to render ineffective the spin-off/merger agreement with Aleph due to the changes in the variables considered upon agreeing the reorganization.